11 BORROWINGS, FINANCING AND DEBENTURES (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Borrowings financing and debentures [Abstract]
Opening balance		R$ 28,827,074	R$ 29,510,844
Raised	[1]	10,149,381	2,154,471
Payment of principal		(11,775,093)	(5,019,978)
Payment of charges		(2,039,112)	(2,141,710)
Provision of charges (Note 24)		1,996,305	2,009,688
Consolidation of CBSI as of November 30, 2019		19,722
Disposal of LLC			(10,544)
Others	[2]	788,759	2,324,303
Closing balance		R$ 27,967,036	R$ 28,827,074

[1]	Of the funding raised in the consolidated in 2019, R$100,661 (R$ 10,792 on December 31,2018) was raised to purchase fixed assets - see note 29.
[2]	Includes unrealized exchange and monetary variations.